OPTIONS (Details 1)	12 Months Ended
Jun. 30, 2023 $ / shares
Statement [Line Items]
Expected life	3 months
Dividend yield	0.00%
Upper [Member]
Statement [Line Items]
Risk-free interest rate	0.32%
Stock price	$ 0.35
Lower [Member]
Statement [Line Items]
Risk-free interest rate	0.26%
Stock price	$ 0.19
Black-Scholes Option Pricing Model | Upper [Member]
Statement [Line Items]
Risk-free interest rate	1.37%
Stock price	$ 0.405
Estimated volatility in the market price of the common shares	124.00%
Black-Scholes Option Pricing Model | Lower [Member]
Statement [Line Items]
Risk-free interest rate	0.33%
Stock price	$ 0.19
Estimated volatility in the market price of the common shares	112.00%